Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share capital [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
A continuity of options is as follow:

	Number outstanding	Weighted average exercise price
		$
January 1, 2016	6,589,834	0.72
Exercised	(152,000)	0.26
Forfeited	(72,000)	0.47
Expired	(1,122,500)	2.17
Balance, December 31, 2016	5,243,334	0.43
Granted	2,400,000	0.23
Forfeited	(10,000)	0.26
Expired	(2,255,000)	0.57
Balance, December 31, 2017	5,378,334	0.28

Disclosure of range of exercise prices of outstanding share options [text block]
Options outstanding				Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$			$		$
0.18 – 0.24	3,403,334	3.76	0.23	1,669,996	0.24
0.25 – 0.42	885,000	1.05	0.26	885,000	0.26
0.43 – 0.46	1,090,000	0.04	0.46	1,090,000	0.46
	5,378,334	2.56	0.31	3,664,996	0.34

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The Company uses the Black-Scholes option pricing model to determine the fair value of the options with the following assumptions:

	2017	2016	2015
Risk-free interest rate	0.78% - 1.74%	-	0.78% - 1.68%
Dividend yield	0%	-	0%
Volatility	97%	-	86%
Forfeiture rate	21%	-	23%
Estimated expected lives	5 years	-	5 years

Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
A summary of the options outstanding is as follows:

	Number outstanding	Weighted average exercise price
		$
Balance, January 1, 2016	6,485,667	2.16
Exercised	(614,995)	0.59
Expired	(1,305,000)	5.31
Forfeited	(285,000)	2.08
Balance, December 31, 2016	4,280,672	1.43
Granted	4,000,000	1.40
Exercised	(458,335)	0.44
Expired	(1,415,000)	2.34
Forfeited	(257,000)	1.63

Balance, December 31, 2017	6,150,337	1.27

Disclosure of range of exercise prices of outstanding share options [text block]
Options outstanding				Options exercisable
Range of exercise prices	Number Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$			$		$
0.42 – 0.79	673,337	2.71	0.42	673,337	0.42
0.80 – 0.81	665,000	1.06	0.80	665,000	0.80
0.82 – 2.00	4,000,000	4.14	1.40	1,333,328	1.40
2.01 – 2.35	812,000	0.08	1.70	812,000	1.70
	6,150,337	3.11	1.27	3,483,665	1.17

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The Company used the Black-Scholes option pricing model to determine the fair value of the options with the following assumptions:

	2017	2016
Risk-free interest rate	0.66%-1.16%	-
Dividend yield	0%	-
Volatility	75% - 79%	-
Forfeiture rate	24%	-
Estimated expected lives	5 years	-

Minco Silver Corp [Member] | Performance share units [Member]
Disclosure of share capital [Line Items]
Disclosure of number and weighted average fair value per unit of other equity instruments [Text Block]
A summary of the PSUs outstanding is as follows:

	Number outstanding	Weighted average fair value
		$
Balance, January 1, 2016	735,000	0.80
Forfeited	(735,000)	0.80
Balance, December 31, 2016	-	-
Granted	1,000,000	1.40

Balance, December 31, 2017	1,000,000	1.40